Note 19 - Revenues - Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 66,088	$ 41,048	$ 39,363
Time Charter Contracts [Member]
Revenues	61,695	39,442	39,363
Time Charter - Related Parties [Member]
Revenues	1,311	1,606
Voyage Charter [Member]
Revenues	$ 3,082